INCOME TAXES (Details 3) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	$ 42,300,000	$ 12,800,000
2034
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	1,098,363
2035
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	2,537,489
2036
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	2,122,188
2037
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	6,521,389
2038
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	$ 30,069,704